Revenue	12 Months Ended
Sep. 30, 2023
Revenue [Abstract]
REVENUE

4. REVENUE

The following table disaggregates the Group’s revenue for the years ended September 30, 2023, 2022 and 2021:

	For the Years Ended September 30,
	2023	2022	2021
By revenue streams
Cross-border sales	$10,587,053	$17,907,407	$12,417,033
Integrated e-commerce services
Digital marketing services	1,527,247	3,945,353	3,046,565
Others	619,039	175,543	3,264
Total	$12,733,339	$22,028,303	$15,466,862